Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

The (increase) decrease in non-cash working capital is comprised of:

($ millions)	2022	2021
Accounts receivable	(1 750)	(1 324)
Inventories	(1 128)	(551)
Accounts payable and accrued liabilities	1 512	1 588
Current portion of provisions	(286)	235
Income taxes payable (net)(1)	(717)	1 830
	(2 369)	1 778
Relating to:
Operating activities	(2 421)	1 507
Investing activities	52	271
	(2 369)	1 778
(1)	During the twelve months ended December 31, 2022, the decrease in taxes payable was primarily related to the company’s tax installment payments, net of the current income tax expense. During the twelve months ended December 31, 2021, the increase in taxes payable was primarily related to the company’s 2021 current income tax expense, which was paid in the first quarter of 2022.

Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Current Portion		Current Portion
	Short-Term	of Long-Term	Long-Term	of Long-Term	Long-Term	Partnership	Dividends
($ millions)	Debt	Lease Liabilities	Lease Liabilities	Debt	Debt	Liability	Payable
At December 31, 2020	3 566	272	2 636	1 413	13 812	436	-
Changes from financing cash flows:
Reduction of commercial paper	(2 256)	-	-	-	-	-	-
Gross proceeds from issuance of long-term debt	-	-	-	-	1 446	-	-
Debt issuance costs	-	-	-	-	(23)	-	-
Repayment of long-term debt	-	-	-	(2 451)	-	-	-
Loss on extinguishment of long-term debt	-	-	-	80	-	-	-
Realized foreign exchange (gains) and losses	(79)	-	-	128	-	-	-
Dividends paid on common shares	-	-	-	-	-	-	1 550
Lease liability payments	-	(325)	-	-	-	-	-
Distributions to non-controlling interest	-	-	-	-	-	(9)	-
Other	-	-	-	25	-	-	-
Non-cash changes:
Dividends declared on common shares	-	-	-	-	-	-	(1 550)
Unrealized foreign exchange losses and (gains)	53	-	-	(47)	(168)	-	-
Reclassification of debt	-	-	-	1 083	(1 083)	-	-
Lease derecognition	-	-	(41)	-	-	-	-
Reclassification of lease obligations	-	363	(363)	-	-	-	-
Deferred financing costs	-	-	-	-	5	-	-
New lease liabilities	-	-	308	-	-	-	-
At December 31, 2021	1 284	310	2 540	231	13 989	427	-
Changes from financing cash flows:
Net issuance of commercial paper	1 473	-	-	-	-	-	-
Repayment of long-term debt	-	-	-	(233)	(4 895)	-	-
Loss on extinguishment of long-term debt	-	-	-		32	-	-
Realized foreign exchange (gains) and losses	(19)	15	-	2	(91)	-	-
Dividends paid on common shares	-	-	-	-	-	-	(2 596)
Lease liability payments	-	(329)	-	-	-	-	-
Distributions to non-controlling interest	-	-	-	-	-	(14)	-
Other	-	-	-	-	(13)	-	-
Non-cash changes:
Dividends declared on common shares	-	-	-	-	-	-	2 596
Unrealized foreign exchange losses and (gains)	69	-	(25)	-	778	-	-
Lease derecognition	-	-	(22)	-	-	-	-
Reclassification of lease obligations	-	321	(321)	-	-	-	-
Deferred financing costs	-	-	-	-	-	-	-
New lease liabilities	-	-	523	-	-	-	-
At December 31, 2022	2 807	317	2 695	-	9 800	413	-